Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 15, 2019
Noncontrolling Interest [Line Items]
Valuation allowance	$ 6,044	$ 5,776
Increase in valuation allowance	300
Capital Loss Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 137
We Company MC
Noncontrolling Interest [Line Items]
Controlling interest ownership			100.00%
WeWork Companies LLC | WeWork Partnership
Noncontrolling Interest [Line Items]
Controlling interest ownership	100.00%
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 7,600
Net operating loss carryforwards, not subject to expiration	6,700
Net operating loss carryforwards, subject to expiration	900
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	7,600
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	4,500
Net operating loss carryforwards, not subject to expiration	$ 4,000